Related and Interested Parties (Benefits to Key Management Personnel including Directors) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Short-term benefits	$ 11	$ 8
Post-employment benefits	1	1
Share-based payments	4	4
Total	16	13
To interested parties employed by the Company	5	4
To interested parties not employed by the Company	$ 1	$ 1